Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(36,307)	$(38,554)	$(89,940)	$(79,600)

Denominator:
Weighted average shares outstanding, basic and diluted	162,423,594	36,410,177	102,357,494	36,325,426

Basic and diluted earnings per share:
Class A common stock	$(0.22)	$(1.06)	$(0.88)	$(2.19)

Class X common stock	$(0.22)	$(1.06)	$(0.88)	$(2.19)

Starry, Inc [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share:

	December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholder	$(166,545)	$(125,093)

Denominator:
Weighted average shares outstanding, basic and diluted	36,569,966	35,743,961

Basic and diluted earnings per share:
Voting common stock	$(4.55)	$(3.50)

Non-voting common stock	$(4.55)	$(3.50)